Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Fair Value Measurements

13.  Fair Value Measurements

Fair Value of Financial Instruments

The carrying amounts and estimated fair values of our financial instruments at June 30, 2011 and December 31, 2010, are as follows:

	June 30, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial assets:
Cash	6,658	6,658	$7,078	$7,078
Loans receivable	175,468	177,894	187,005	189,072
Accrued interest receivable	758	758	742	742
Financial liabilities:
Notes payable	60,801	62,424	62,103	63,580
Bank borrowings	113,315	113,163	121,809	121,054
Accrued interest payable	297	297	355	355
Dividends payable	77	77	80	80

Management uses judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at June 30, 2011 and December 31, 2010.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash – The carrying amounts reported in the balance sheets approximate fair value for cash.

Loans – Fair value is estimated by discounting the future cash flows using the current average rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Notes Payable – The fair value of fixed maturity notes is estimated by discounting the future cash flows using the rates currently offered for notes payable of similar remaining maturities.  The discount rate is estimated by Company management by using market rates which reflect the interest rate risk inherent in the notes.

Borrowings from Financial Institutions – The fair value of borrowings from financial institutions are estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements. The discount rate is estimated Company management by using market rates which reflect the interest rate risk inherent in the notes.

Derivative Financial Instruments – The fair values for interest rate swap agreements and interest rate caps are based upon the amounts required to settle the contracts.

Off-Balance Sheet Instruments – The fair value of loan commitments is based on fees currently charged to enter into similar agreements, taking into account the remaining term of the agreements and the counterparties' credit standing. The fair value of loan commitments is insignificant at June 30, 2011 and December 31, 2010.

Fair Value Measurements Using Fair Value Hierarchy

Fair value is generally defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly  transaction between market participants at the measurement date.  Where available, fair value is based on observable market prices or parameters or derived from such prices or paramters.  Where observable prices or inputs are not available, valuation techniques that utilize management’s estimates and judgments are applied.

Measurements of fair value are classified within a hierarchy based upon inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

•	Level 1 inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in inactive markets, inputs that are observable for the asset or liability (such as interest rates, prepayment speeds, credit risks, etc.), or inputs that are derived principally from or corroborated by observable market data by correlation or by other means.

•	Level 3 inputs are unobservable and reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Fair Value Measured on a Recurring Basis

Fair value of interest rate caps and interest rate swaps are estimated by the counterparties using market expectations of future interest rates, which constitute Level 2 inputs.

Fair Value Measured on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis; that is, the assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents such assets carried on the balance sheet by caption and by level within the valuation hierarchy:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets at June 30, 2011:
Impaired loans (net of allowance and discount)	$-	$11,462	$9,926	$21,388
Foreclosed assets	-	1,374	-	1,374
	$-	$12,836	$9,926	$22,762

Assets at December 31, 2010:
Impaired loans (net of allowance and discount)	$-	$10,569	$12,577	$23,146
Foreclosed assets	-	-	-	-
	$-	$10,569	$12,577	$23,146

Collateral-dependent impaired loans and real estate owned property are carried at the fair value of the collateral less estimated costs to sell, incorporating assumptions that experienced parties might use in estimating the value of such collateral. The fair value of collateral is determined based on appraisals. In some cases, adjustments were made to the appraised values for various factors including age of the appraisal, age of comparables included in the appraisal, and known changes in the market and in the collateral. When significant adjustments were based on unobservable inputs, the resulting fair value measurement has been categorized as a Level 3 measurement. Otherwise, collateral-dependent impaired loans are categorized under Level 2.

Impaired loans that are not collateral dependent are carried at the present value of expected future cash flows discounted at the loan’s effective interest rate. Troubled debt restructurings are also carried at the present value of expected future cash flows. However, expected cash flows for troubled debt restructurings are discounted using the loan’s original effective interest rate rather than the modified interest rate. Since fair value of these loans is based on management’s own projection of future cash flows, the fair value measurements are categorized as Level 3 measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Impaired loans
(net of allowance and discount)

Balance, December 31, 2010	$12,577
Re-classifications of loans
from Level 3 into Level 2	(2,615)
Allowance and discount, net of
discount amortization	(7)
Additions	--
Deletions	(74)
Loan advances	45
Balance, June 30, 2011	$9,926

Foreclosed Assets

Assets acquired through foreclosure or other proceedings are initially recorded at fair value at the date of foreclosure less estimated costs of disposal, which establishes a new cost.  After foreclosure, valuations are periodically performed, and foreclosed assets held for sale are carried at the lower or cost of fair value, less estimated costs of disposal.  All foreclosed assets are real estate owned assets.  The fair values of real estate owned assets are initially determined based on appraisals.  In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of the comparables included in the appraisal, and known changes in the market or in the collateral.  Subsequent valuations of the real estate owned assets are based on management estimates or updated appraisals.  Foreclosed assets are categorized under Level 3 when significant adjustments are made by management to appraised values based on unobservable inputs.  Otherwise, foreclosed assets are categorized under Level 2 if their values are based solely on appraisals.

Note 13.	Fair Value

Fair Value of Financial Instruments

The carrying amounts and estimated fair values of financial instruments at December 31 are as follows:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets:
Cash	$7,078	$7,078	$9,980	$9,980
Loans	187,005	189,072	196,858	194,713
Accrued interest receivable	742	742	956	956
Interest rate caps	--	--	73	73

Financial Liabilities:
Notes payable	62,103	63,580	69,527	69,117
Borrowings from financial
institutions	121,809	121,054	125,759	123,997
Accrued interest payable	355	355	142	142
Dividends payable	80	80	85	85

Management uses judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at December 31, 2010 and 2009.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash – The carrying amounts reported in the consolidated balance sheets approximate fair value for cash.

Loans – Fair value is estimated by discounting the future cash flows using the current average rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Notes Payable – The fair value of fixed maturity notes is estimated by discounting the future cash flows using the rates currently offered for notes payable of similar remaining maturities.

Borrowings from Financial Institutions – The fair values of borrowings from financial institutions are estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

Derivative Financial Instruments – The fair values for interest rate swap agreements and interest rate caps are based upon the amounts required to settle the contracts.

Off-Balance Sheet Instruments – The fair value of loan commitments is based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing. The fair value of loan commitments is insignificant at December 31, 2010 and 2009.

Fair Value Measurements Using Fair Value Hierarchy

The following section describes the valuation methodologies used for assets measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy.
Fair value hierarchy for valuation gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

•	Level 1 inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in inactive markets, inputs that are observable for the asset or liability (such as interest rates, prepayment speeds, credit risks, etc.), or inputs that are derived principally from or corroborated by observable market data by correlation or by other means.

•	Level 3 inputs are unobservable and reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following section describes the valuation methodologies used for assets measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.
Fair Value Measured on a Recurring Basis

The table below presents the balance of assets and liabilities measured at fair value on a recurring basis and the level of inputs used to measure fair value:

Fair Value Measurements Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
At December 31, 2010
Interest rate caps
(asset)	$--	$--	$--	$--

At December 31, 2009
Interest rate caps
(asset)	$--	$73	$--	$73

Fair value of interest rate caps and interest rate swaps are estimated by the counterparties using market expectations of future interest rates, which constitute Level 2 inputs.

Fair Value Measured on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis; that is, the assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents such assets carried on the balance sheet by caption and by level within the valuation hierarchy:

Fair Value Measurements Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
At December 31, 2010
Impaired loans (net	$--	$10,569	$12,577	$23,146
of allowance and
discount)

At December 31, 2009
Impaired loans (net	$--	$7,490	$21,598	$29,088
of allowance and
discount)

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Impaired loans
(net of allowance and discount)

Balance, December 31, 2009	$21,598
Re-classifications of loans
from Level 3 into Level 2	(4,575)
Allowance and discount, net of
discount amortization	(692)
Additions	1,486
Deletions	(5,427)
Loan advances	187
Balance, December 31, 2010	$12,577

Impaired Loans

Collateral-dependent impaired loans are carried at the fair value of the collateral less estimated costs to sell. The fair value of collateral is determined based on appraisals. In some cases, adjustments were made to the appraised values for various factors including age of the appraisal, age of comparables included in the appraisal, and known changes in the market and in the collateral. When significant adjustments were based on unobservable inputs, the resulting fair value measurement has been categorized as a Level 3 measurement. Otherwise, collateral-dependent impaired loans are categorized under Level 2.

Impaired loans that are not collateral dependent are carried at the present value of expected future cash flows discounted at the loan’s effective interest rate. Troubled debt restructurings are also carried at the present value of expected future cash flows. However, expected cash flows for troubled debt restructurings are discounted using the loan’s original effective interest rate rather than the modified interest rate. Since fair value of these loans is based on management’s own projection of future cash flows, the fair value measurements are categorized as Level 3 measurements.